Changes in Shutdown Liability (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning balance of reserve	$ 10,763
Severance and benefit costs	15,107	11,679
Other miscellaneous costs and payments	2,052
Balance of reserve at end of period	7,840	10,763
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Beginning balance of reserve	10,673
Restructuring payments	(20,082)	(1,006)
Balance of reserve at end of period		10,673
Purchase obligations
Restructuring Cost and Reserve [Line Items]
Other miscellaneous costs and payments		$ 90